Other Financial Information (Schedule Of Ethanol Sales And Other Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Financial Information [Abstract]
Renewable Identification Numbers (RINs) sales	$ 92,916	$ 91,391	$ 8,830
Other	3,193	2,907	2,878
Total other operating revenues	$ 96,109	$ 94,298	$ 11,708